10. Share-Based Expense	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Share-Based Expense

9.	Share-Based Expense

Total share-based expenses related to stock options, restricted stock units (“RSUs”), common stock awards, and non-financing warrants were approximately $0.2 million and $0.4 million during the three months ended March 31, 2019 and 2018, respectively.

Share-based expenses is classified in the condensed consolidated statements of operations as follows:

	Three Months Ended March 31,
	2019	2018
Research and development expenses	$11,418	$60,345
General and administrative expenses	222,522	345,849
	$233,940	$406,194

Employee Stock Options

No employee stock options or RSUs were granted nor exercised during the three months ended March 31, 2019 and 2018, respectively. The Company recognized a total of $0.2 million and $0.4 million of compensation expense related to employee stock options during the three months ended March 31, 2019 and 2018 respectively.

Non-Employee Stock Options

The Company did not grant any non-employee stock options during the three-months ended March 31, 2019. During the three months ended March 31, 2018, the Company granted 10,000 non-employee stock options. The Company recognized approximately $0 and $9,000 of expense related to non-employee stock options during the three months ended March 31, 2019 and 2018, respectively.

Common Stock Awards

During the three months ended March 31, 2019 and 2018, the Company granted 8,219 and 8,094 common stock awards, respectively, based on the value of the professional services provided and the average stock price during each respective quarter. As all services were rendered in each respective quarter, approximately $17,000 of expense related to common stock awards was recognized during each of the three-month periods ended March 31, 2019 and 2018, respectively. All common stock awards were authorized but not issued as of March 31, 2019.

Warrants

In connection with certain of the Company’s collaboration agreements and consulting arrangements, the Company has issued warrants to purchase shares of common stock as payment for services. As of March 31, 2019 and December 31, 2018, warrants to purchase 539,202 shares of common stock were outstanding, respectively. The fair value of these warrants was determined at each issuance date using the Black-Scholes option pricing model. The warrants are subject to re-measurement at each reporting period until the measurement date is reached. Expense is recognized on a straight-line basis over the expected service period or at the date of issuance, if there is not a service period. The Company recognized income of approximately $27,000 as a result of a reduction in estimated fair value of warrants for the three months ended March 31, 2019. During the three months ended March 31, 2018, the Company recognized approximately $5,000 of expense on revaluation of warrants. No warrants were granted or exercised in connection with collaboration or consulting services during the three months ended March 31, 2019 and 2018. These warrants have an average weighted exercise price of $10.41 and expiration dates ranging from December 2019 through May 2021.

10.	Share-Based Expense

Total share-based expense related to stock options, RSUs, common stock awards, and non-financing warrants was approximately $1.4 million and $1.8 million for the years ended December 31, 2018 and 2017, respectively. (See Note 9, Stockholders’ Equity for a discussion of the non-financing warrants.)

Share-based expense is classified in the consolidated statements of comprehensive loss as follows:

	Year Ended December 31,
	2018	2017
Research and development expenses	$203,030	$101,401
General and administrative expenses	1,228,757	1,691,692
	$1,431,787	$1,793,093

 Stock Option Modifications

During the year ended December 31, 2017 the Company modified certain former employee stock option awards to extend the expiry dates through March 31, 2018. As a result of the modification, the Company recognized approximately $4,000 in incremental compensation expense during the year ended December 31, 2017, which was charged to general and administrative expense in the consolidated statements of comprehensive loss.

In November 2017, the Company accelerated the vesting and extended the exercise period post termination for certain employees, including the Company’s former Chief Executive Officer. These modifications resulted in a change in incremental value and catch up of share-based amortization of approximately $0.2 million, which was charged to general and administrative expense.

Stock Options

The Company grants stock option awards and RSUs to employees and non-employees with varying vesting terms under the Xenetic Biosciences, Inc. Amended and Restated Equity Incentive Plan (“Stock Plan”). The Company measures the fair value of stock option awards using the Black-Scholes option pricing model, which uses the assumptions noted in the tables below, including the risk-free interest rate, expected term, share price volatility, dividend yield and forfeiture rate. The risk-free interest rate is based upon the U.S. Treasury yield curve in effect at the time of grant, with a term that approximates the expected life of the option. For employee stock options issued in 2018 and 2017 that qualify as “plain vanilla” stock options, the expected term is based on the simplified method. The Company has a limited history of stock option exercises, which does not provide a reasonable basis for the Company to estimate the expected term of employee stock options. For all other employee stock options, the Company estimates the expected life using judgment based on the anticipated research and development milestones of the Company’s clinical projects and behavior of the Company’s employees. The expected life of non-employee options is the contractual life of the option. The Company determines the expected volatility based on a blended volatility rate of its own historical volatility with that of comparable publicly traded companies with drug candidates in similar therapeutic areas and stages of nonclinical and clinical development to the Company’s drug candidates. The Company has applied an expected dividend yield of 0% as the Company has not historically declared a dividend and does not anticipate declaring a dividend during the expected life of the options. Effective January 1, 2017, the Company adopted ASU 2016-09 and elected to account for forfeitures as they occur.

Employee Stock Options

During the years ended December 31, 2018 and 2017, 100,000 and 700,000 total stock options to purchase shares of common stock were granted by the Company, respectively. The weighted average grant date fair value per option share was $2.63 and $2.70, respectively. No stock options were exercised during the years ended December 31, 2018 and 2017.

During the years ended December 31, 2018 and 2017, 524,540 and 340,930 total stock options vested, with total fair values of approximately $1.6 million and $1.9 million, respectively. As of December 31, 2018, there was approximately $1.0 million of unrecognized share-based payments related to employee stock options that are expected to vest. The Company expects to recognize this expense over a weighted-average period of approximately 1.3 years.

Key assumptions used in the Black-Scholes option pricing model for options granted to employees during the years ending December 31, 2018 and 2017 are as follows:

	Year Ended December 31,
	2018	2017
Weighted-average expected dividend yield (%)	–	–
Weighted-average expected volatility (%)	118.03	111.37
Weighted-average risk-free interest rate (%)	2.90	1.79
Weighted-average expected life of option (years)	5.90	5.36
Weighted-average exercise price ($)	3.05	3.34

The following is a summary of employee stock option activity for the years ended December 31, 2018 and 2017:

	Number of shares	Weighted- average exercise price	Weighted- average remaining life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2017	1,193,712	$4.43	8.94	$526,073
Granted	700,000	3.34
Expired	(113,343)	4.61
Outstanding as of December 31, 2017	1,780,369	3.99	8.53	$5,273
Granted	100,000	3.05
Expired	(110,929)	5.73
Outstanding as of December 31, 2018	1,769,440	$3.83	8.17	$–

Vested or expected to vest as of December 31, 2018	1,744,440	$3.85	8.16	$–

Exercisable as of December 31, 2017	731,895	$4.84	7.44	$5,273
Exercisable as of December 31, 2018	1,152,173	$4.11	7.92	$–

A summary of the status of the Company’s non-vested employee stock option shares as of December 31, 2018, and the changes during the year ended December 31, 2018, is as follows:

	Number of shares	Weighted- average grant date fair value
Balance as of January 1, 2018	1,048,474	$2.86
Granted	100,000	$2.63
Forfeited	(6,667)	$2.91
Vested	(524,540)	$3.05
Balance as of December 31, 2018	617,267	$2.65

Restricted Stock Units

For the year ended December 31, 2017, the Company granted 50,000 RSUs. There were no RSU grants for the year ended December 31, 2018. The RSUs vest annually over a 3-year period and had a grant date fair value of $2.11. During the year ended December 31, 2018, 16,667 RSUs were vested and none expired.

Non-Employee Stock Options

Share-based expense related to stock options granted to non-employees is recognized as the services are rendered on a straight-line basis. The Company determined that the fair value of the stock options is more reliably measurable than the fair value of the services received. Compensation expense related to stock options granted to non-employees is subject to re-measurement at each reporting period until the options vest.

During the year ended December 31, 2018, 10,000 total stock options to purchase shares of common stock were granted by the Company to non-employees. No options were granted to non-employees and none were exercised during the year ended December 31, 2017.

During the year ended December 31, 2018 and 2017, 10,000 and 10,101 total stock options vested, with total fair values of approximately $36,000 and $0.1 million, respectively. As of December 31, 2018, all non-employees stock options had vested. For the years ended December 31, 2018 and 2017, the Company recognized approximately $36,000 and $0.1 million, respectively, of compensation expense related to non-employee options.

The following is a summary of non-employee stock option activity for the years ended December 31, 2018 and 2017:

	Number of shares	Weighted- average exercise price	Weighted- average remaining life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2017	57,442	$7.57	7.23	$–
Expired	(723)	10.34
Outstanding as of December 31, 2017	56,719	7.53	6.31	$–
Granted	10,000	1.93
Expired	(3,148)	18.25
Outstanding as of December 31, 2018	63,571	$6.12	5.40	$–

Vested or expected to vest as of December 31, 2018	63,571	$6.12	5.40	$–

Exercisable as of December 31, 2017	56,719	$7.53	6.31	$–
Exercisable as of December 31, 2018	63,571	$6.12	5.40	$–

A summary of the status of the Company’s non-vested non-employee stock option shares as of December 31, 2018, and the changes during the year ended December 31, 2018 is as follows:

	Number of shares	Weighted- average grant date fair value
Balance as of January 1, 2018	–	$–
Granted	10,000	$1.73
Vested	(10,000)	$1.73
Balance as of December 31, 2018	–	$–

Common Stock Awards

The Company granted common stock awards to non-employees in exchange for services provided. The Company measures the fair value of these awards using the fair value of the services provided or the fair value of the awards granted, whichever is more reliably measurable. The fair value measurement date of these awards is generally the date the performance of services is complete. The fair value of the awards is recognized as services are rendered on a straight-line basis. A summary of the Company’s common stock awards granted and issued during the years ended December 31, 2018 and 2017 are as follows:

Number of shares
Balance as of January 1, 2017	29,790
Granted	41,800
Issued	(8,773)
Balance as of December 31, 2017	62,817
Granted	26,000
Issued	–
Balance as of December 31, 2018	88,817

The Company granted 26,000 and 41,800 shares of common stock during the years ended December 31, 2018 and 2017, respectively, in exchange for professional services. As all services were rendered in each respective period, expense related to common stock awards of approximately $0.1 million and $0.1 million was recognized during the years ended December 31, 2018 and 2017, respectively. The balance of the common stock awards has not been issued as of December 31, 2018.

Joint Share Ownership Plan

As of December 31, 2018 and 2017, there were approximately 0.3 million JSOP awards issued and outstanding to two former senior executives, respectively. Under the JSOP, shares in the Company are jointly purchased at fair market value by the participating executives and the trustees of the JSOP trust, with such shares held in the JSOP trust. For U.S. GAAP purposes the awards were valued as employee options and recorded as a reduction in equity as treasury shares until they are exercised by the employee. The JSOP awards are fully vested and have no expiration date. There were no compensation charges during the years ended December 31, 2018 and 2017, respectively.